GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs Concentrated International Equity Fund
Goldman Sachs International Small Cap Fund (the “Funds”)

Supplement dated June 20, 2011 to the
Prospectus dated February 28, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs Concentrated International Equity Fund and Goldman Sachs International Small Cap Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Concentrated International Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Service		Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.0%		1.0%		Non	e	Non	e	Non	e

	Class A		Class B		Class C		Institutional		Service		Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None		None
Other Expenses	0.36%		0.36%		0.36%		0.21%		0.71%		0.36%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%		Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%		Non	e
All Other Expenses	0.36%		0.36%		0.36%		0.21%		0.21%		0.36%

Total Annual Fund Operating Expenses	1.61%		2.36%		2.36%		1.21%		1.71%		1.36%
Fee Waiver and Expense Limitation[2]	(0.13)%		(0.13)%		(0.13)%		(0.13)%		(0.13)%		(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.48%		2.23%		2.23%		1.08%		1.58%		1.23%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund’s average daily net assets through at least February 28, 2012. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Service	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%		None		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.0%		1.0%		None		None	None

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%		1.10%		1.10%		1.10%		1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses	0.51%		0.51%		0.51%		0.36%		0.86%	0.51%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.51%		0.51%		0.51%		0.36%		0.36%	0.51%

Total Annual Fund Operating Expenses	1.86%		2.61%		2.61%		1.46%		1.96%	1.61%
Fee Waiver and Expense Limitation[2]	(0.28)%		(0.28)%		(0.28)%		(0.28)%		(0.28)%	(0.28)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.58%		2.33%		2.33%		1.18%		1.68%	1.33%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund’s average daily net assets. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, following replaces, with respect to the Funds, the information in the management fee table in the “Service Providers—Management Fees” section of the Prospectus:

Actual Rate
for the Fiscal
	Contractual	Average Daily	Year Ended
Fund	Rate	Net Assets	August 31, 2010
Concentrated International Equity	1.00%	First $1 Billion	1	.00%*
	0.90%	Next $1 Billion
	0.86%	Next $3 Billion
	0.84%	Next $3 Billion
	0.82%	Over $8 Billion

International Small Cap	1.10%	First $2 Billion	1	.10%*
	0.99%	Next $3 Billion
	0.94%	Next $3 Billion
	0.92%	Over $8 Billion

*	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.94% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Concentrated International Equity Fund and International Small Cap Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

This Supplement should be retained with the Prospectus for future reference.

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